Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Operating Loss Carryforwards, State	$ 37,600
Operating Loss Carryforwards, Federal	$ 51,100
Decription of ownership	Increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percent points over a three-year period.
Description for limitation of use of tax credit carryforward	The federal loss carryforwards begin to expire in 2023, unless previously utilized.
Internal Revenue Service (IRS) [Member]
Description for limitation of use of tax credit carryforward	The Company files income tax returns in the United States and Arizona with general statutes of limitations of 3 and 4 years.